Equity method investments, Equity Method Investments Developed (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Equity Method Investments [Abstract]
Beginning balance	$ 50,045,840
Acquisitions	3,150,494	$ 24,119,428
Equity method result	(864,264)	$ 441,493
Distributions	(5,702,697)
Transfers / Other	1,282,957
Net exchange differences during the period	(1,644,014)
Ending balance	46,268,316
Rio Jul Beteiligungs GmbH & Co. KG, Hamburg [Member]
Equity Method Investments [Abstract]
Beginning balance	3,679,487
Distributions	(2,806,526)
Ending balance	0
Rio Kobe Beteiligungsgesellschaft mbH & Co. KG, Hamburg [Member]
Equity Method Investments [Abstract]
Distributions	(1,080,654)
Topeka MPC Maritime AS, Oslo / Norway [Member]
Equity Method Investments [Abstract]
Distributions	$ (1,815,517)